Shareholder Report, Average Annual Return (Details) 74200015700_Franklin Mutual Shares VIP Fund_Class 1_TSR Annual {Class 1}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
Average Annual Return, Percent	11.81%	9.49%	7.80%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.28%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	15.91%	11.33%	10.53%